Accumulated Other Comprehensive Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Accumulated other comprehensive income
Beginning balance	$ 16,533
Ending balance	18,531	$ 16,533
Net investments in foreign operations
Accumulated other comprehensive income
Accumulated other comprehensive income (loss), before tax, opening balance	1,470	247
Other comprehensive income (loss), before tax	(757)	1,223
Accumulated other comprehensive income (loss), before tax, ending balance	713	1,470
Hedges of net investments in foreign operations
Accumulated other comprehensive income
Accumulated other comprehensive income (loss), before tax, opening balance	(544)	(172)
Other comprehensive income (loss), before tax	185	(372)
Accumulated other comprehensive income (loss), before tax, ending balance	(359)	(544)
Net unrealized foreign currency translation gains (losses)
Accumulated other comprehensive income
Beginning balance	936	74
Income tax recovery (expense), opening balance	10	(1)
Other comprehensive income (loss), tax recovery (expense)	(13)	11
Other comprehensive income (loss)	(585)	862
Income tax recovery (expense), ending balance	(3)	10
Ending balance	351	936
Cash flow hedges (Note 28)
Accumulated other comprehensive income
Accumulated other comprehensive income (loss), before tax, opening balance	11	10
Other comprehensive income (loss), before tax	6	1
Accumulated other comprehensive income (loss), before tax, ending balance	17	11
Unrealized employee future benefits losses (Note 26)
Accumulated other comprehensive income
Accumulated other comprehensive income (loss), before tax, opening balance	(20)	(26)
Other comprehensive income (loss), before tax	(18)	6
Accumulated other comprehensive income (loss), before tax, ending balance	(38)	(20)
Cash flow hedges and unrealized employee future benefits (losses) gains
Accumulated other comprehensive income
Beginning balance	(8)	(13)
Income tax recovery (expense), opening balance	1	3
Other comprehensive income (loss), tax recovery (expense)	5	(2)
Other comprehensive income (loss)	(7)	5
Income tax recovery (expense), ending balance	6	1
Ending balance	(15)	(8)
Accumulated other comprehensive income
Accumulated other comprehensive income
Beginning balance	928	61
Other comprehensive income (loss)	(592)	867
Ending balance	$ 336	$ 928